UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/16 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (94.2%)

CONSUMER DISCRETIONARY (11.9%)

	APPAREL (1.0%)
20,400	Oxford Industries, Inc.	$1,226,652
161,500	Wolverine World Wide, Inc.	3,544,925
		4,771,577

	COMMERCIAL SERVICES (1.1%)
89,900	Monro Muffler Brake, Inc. (1)	5,142,280

	DISTRIBUTION & WHOLESALE (2.7%)
66,500	Core-Mark Holding Co., Inc.	2,864,155
52,200	G-III Apparel Group, Ltd. *(1)	1,543,032
76,500	Pool Corp.	7,982,010
		12,389,197

	ENTERTAINMENT (1.0%)
19,800	Churchill Downs, Inc. (1)	2,978,910
18,100	Marriott Vacations Worldwide Corp.	1,535,785
		4,514,695

	HOUSEHOLD PRODUCTS (0.5%)
26,300	Helen of Troy, Ltd. *	2,221,035

	LEISURE TIME (0.9%)
33,400	LCI Industries	3,598,850
16,400	Vista Outdoor, Inc. *	605,160
		4,204,010

	RETAIL (4.7%)
38,700	Asbury Automotive Group, Inc. *	2,387,790
14,800	Big Lots, Inc. (1)	743,108
43,000	Brinker International, Inc. (1)	2,129,790
31,000	Buffalo Wild Wings, Inc. *	4,786,400
47,900	Cheesecake Factory, Inc. (The)	2,868,252
3,500	Children's Place, Inc. (The)	353,325
52,000	Dave & Buster's Entertainment, Inc. *	2,927,600
30,900	Domino's Pizza, Inc.	4,920,516
15,600	Texas Roadhouse, Inc.	752,544
		21,869,325

		55,112,119

CONSUMER STAPLES (5.0%)

	BEVERAGES (0.8%)
22,000	Boston Beer Co., Inc. (The) Class A *(1)	3,736,700

	FOOD (2.5%)
47,400	B&G Foods, Inc.	2,076,120
14,900	Cal-Maine Foods, Inc.	658,208
48,700	Calavo Growers, Inc. (1)	2,990,180
32,500	J&J Snack Foods Corp.	4,336,475
10,600	Lancaster Colony Corp.	1,498,734
		11,559,717

Shares		Value
	RETAIL (1.7%)
66,800	Casey's General Stores, Inc.	$7,941,184
		23,237,601

ENERGY (0.1%)

	OIL & GAS (0.1%)
42,200	Atwood Oceanics, Inc. (1)	554,086

	TRANSPORTATION (0.0%)
11,200	Hornbeck Offshore Services, Inc. *(1)	80,864
		634,950

FINANCIALS (9.9%)

	BANKS (1.5%)
89,448	First Financial Bankshares, Inc. (1)	4,043,050
37,900	Prosperity Bancshares, Inc.	2,720,462
		6,763,512

	COMMERCIAL SERVICES (0.6%)
27,000	LendingTree, Inc. *(1)	2,736,450

	DIVERSIFIED FINANCIAL SERVICES (1.8%)
51,600	PRA Group, Inc. *	2,017,560
125,100	Stifel Financial Corp. *	6,248,745
		8,266,305

	INSURANCE (5.3%)
72,000	Allied World Assurance Co.
	Holdings AG	3,867,120
60,900	Arch Capital Group Ltd. *	5,255,061
10,200	Primerica, Inc.	705,330
53,900	ProAssurance Corp.	3,029,180
20,300	RenaissanceRe Holdings Ltd.	2,765,266
131,900	RLI Corp.	8,326,847
7,200	Universal Insurance Holdings, Inc.	204,480
11,200	Validus Holdings Ltd.	616,112
		24,769,396

	REITS (0.7%)
45,200	Equity Lifestyle Properties, Inc. REIT	3,258,920
		45,794,583

HEALTH CARE (8.2%)

	BIOTECHNOLOGY (0.2%)
4,400	Bio-Rad Laboratories, Inc. Class A *	802,032

	COMMERCIAL SERVICES (1.1%)
78,850	PAREXEL International Corp. *	5,182,022

	HEALTH CARE PRODUCTS (2.8%)
33,500	Cantel Medical Corp.	2,638,125
27,300	ICU Medical, Inc. *	4,022,655
20,000	IDEXX Laboratories, Inc. *	2,345,400
19,800	Insulet Corp. *(1)	746,064
24,400	Nevro Corp. *(1)	1,772,904

December 31, 2016

Shares		Value
53,200	Wright Medical Group NV *	$1,222,536
		12,747,684

	HEALTH CARE SERVICES (2.5%)
41,800	Air Methods Corp. *	1,331,330
27,200	Chemed Corp.	4,363,152
51,200	Mednax, Inc. *	3,412,992
36,900	US Physical Therapy, Inc.	2,590,380
		11,697,854

	PHARMACEUTICALS (1.5%)
79,000	Akorn, Inc. *	1,724,570
4,600	Neogen Corp. *	303,600
16,600	PRA Health Sciences, Inc. *	914,992
58,400	VCA Antech, Inc. *	4,009,160
		6,952,322

	SOFTWARE (0.1%)
14,400	Omnicell, Inc. *	488,160
		37,870,074

INDUSTRIALS (36.1%)

	AEROSPACE & DEFENSE (5.4%)
7,925	Astronics Corp. Class B *(1)	267,072
1,900	Astronics Corp. *	64,296
63,200	Esterline Technologies Corp. *	5,637,440
118,145	HEICO Corp.	9,114,887
79,400	Teledyne Technologies, Inc. *	9,766,200
		24,849,895

	BUILDING MATERIALS (3.5%)
95,800	AAON, Inc.	3,166,190
80,800	Lennox International, Inc.	12,376,136
8,600	Trex Co., Inc. *	553,840
		16,096,166

	COMMERCIAL SERVICES (3.0%)
18,900	Advisory Board Co. (The) *	628,425
180,500	Healthcare Services Group, Inc.	7,070,185
185,900	Rollins, Inc.	6,279,702
		13,978,312

	ELECTRICAL EQUIPMENT (2.3%)
17,200	Acuity Brands, Inc.	3,970,792
85,700	EnerSys	6,693,170
		10,663,962

	ELECTRONICS (1.5%)
102,000	Woodward Inc.	7,043,100

	ENGINEERING & CONSTRUCTION (0.7%)
38,000	Argan, Inc.	2,680,900
6,700	EMCOR Group, Inc.	474,092
		3,154,992

	ENVIRONMENTAL CONTROL (2.0%)
118,400	Waste Connections, Inc.	9,305,056

Shares		Value
	HAND & MACHINE TOOLS (1.7%)
37,100	Franklin Electric Co., Inc.	$1,443,190
81,800	Lincoln Electric Holdings, Inc.	6,271,606
		7,714,796

	HOUSEWARES (2.4%)
200,200	Toro Co. (The)	11,201,190

	MACHINERY - DIVERSIFIED (3.5%)
17,900	Applied Industrial Technologies, Inc.	1,063,260
80,000	Middleby Corp. (The) *	10,304,800
25,800	Nordson Corp.	2,890,890
26,100	Wabtec Corp. (1)	2,166,822
		16,425,772

	METAL FABRICATE/HARDWARE (1.6%)
47,000	RBC Bearings, Inc. *	4,362,070
21,600	Valmont Industries, Inc.	3,043,440
		7,405,510

	MISCELLANEOUS MANUFACTURERS (6.3%)
120,000	AZZ, Inc.	7,668,000
36,200	Carlisle Companies, Inc.	3,992,498
121,300	CLARCOR, Inc.	10,003,611
65,400	EnPro Industries, Inc.	4,405,344
60,900	ITT, Inc.	2,348,913
2,700	John Bean Technologies Corp.	232,065
5,900	Lydall, Inc. *	364,915
		29,015,346

	RETAIL (0.3%)
40,600	Rush Enterprises, Inc. Class A *	1,295,140

	TRANSPORTATION (1.9%)
27,700	Genesee & Wyoming, Inc. Class A *	1,922,657
44,000	Kirby Corp. *	2,926,000
33,800	Landstar System, Inc.	2,883,140
30,000	XPO Logistics, Inc. *	1,294,800
		9,026,597

		167,175,834

INFORMATION TECHNOLOGY (14.3%)

	COMMERCIAL SERVICES (1.2%)
50,000	WEX, Inc. *	5,580,000

	COMPUTERS (2.3%)
57,300	ExlService Holdings, Inc. *	2,890,212
50,400	MAXIMUS, Inc.	2,811,816
15,500	NetScout Systems, Inc. *	488,250
44,700	Science Applications International Corp.	3,790,560
22,700	Syntel, Inc. (1)	449,233
		10,430,071

	DIVERSIFIED FINANCIAL SERVICES (0.1%)
5,000	Ellie Mae, Inc. *	418,400

Schedule of Investments (unaudited) (continued)

Shares		Value
	ELECTRONICS (0.1%)
4,000	Coherent, Inc. *	$549,540

	INTERNET (2.7%)
43,900	ePlus, Inc. *	5,057,280
51,800	Proofpoint, Inc. *(1)	3,659,670
28,800	Stamps.com, Inc. *	3,301,920
10,500	Wix.com, Ltd. *	467,775
		12,486,645

	SEMICONDUCTORS (0.4%)
30,600	Synaptics, Inc. *	1,639,548

	SOFTWARE (7.5%)
23,826	ANSYS, Inc. *	2,203,667
34,700	Fair Isaac Corp.	4,136,934
64,200	j2 Global, Inc.	5,251,560
9,600	Manhattan Associates, Inc. *	509,088
56,800	SYNNEX Corp.	6,873,936
62,658	Tyler Technologies, Inc. *	8,945,682
31,400	Ultimate Software Group, Inc. (The) *	5,725,790
33,200	Verint Systems, Inc. *	1,170,300
		34,816,957
		65,921,161

MATERIALS (5.5%)

	BUILDING MATERIALS (0.3%)
24,600	US Concrete, Inc. *(1)	1,611,300

	CHEMICALS (1.6%)
16,400	Chemtura Corp. *	544,480
8,700	NewMarket Corp.	3,687,408
37,900	Sensient Technologies Corp.	2,978,182
		7,210,070

	HOUSEWARES (0.8%)
38,800	Scotts Miracle-Gro Co. (The) Class A	3,707,340

	MISCELLANEOUS MANUFACTURERS (1.5%)
95,200	AptarGroup, Inc.	6,992,440

	PACKAGING & CONTAINERS (1.3%)
62,800	KapStone Paper and Packaging Corp.	1,384,740
86,300	Silgan Holdings, Inc.	4,416,834
		5,801,574
		25,322,724

UTILITIES (3.2%)

	ELECTRIC (0.6%)
37,800	El Paso Electric Co.	1,757,700
15,600	NorthWestern Corp.	887,172
		2,644,872

Shares		Value
	OIL & GAS (2.6%)
55,200	New Jersey Resources Corp.	$1,959,600
23,800	Northwest Natural Gas Co.	1,423,240
170,800	South Jersey Industries, Inc.	5,754,252
41,600	Southwest Gas Corp.	3,187,392
		12,324,484
		14,969,356

	TOTAL COMMON STOCKS (Cost $279,409,210) (94.2%)	436,038,402

EXCHANGE-TRADED FUND (0.8%)
29,000	iShares Russell 2000 ETF (1)	3,910,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,416,219) (0.8%)	3,910,650

SHORT-TERM INVESTMENTS (11.5%)

	MONEY MARKET FUNDS (11.5%)
25,375,691	State Street Institutional Liquid Reserves Fund	25,375,691
27,894,798	State Street Navigator Securities Lending Prime Portfolio (2)	27,894,798

	TOTAL SHORT-TERM INVESTMENTS (Cost $53,272,707) (11.5%)	53,270,489

	TOTAL INVESTMENT SECURITIES (106.5%) (Cost $336,098,136)	$493,219,541

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.5%)		(30,228,958)

NET ASSETS (3) (100%)		$462,990,583

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2016, the market value of the securities on loan was $27,220,146.
(2)	Securities with an aggregate market value of $27,220,146 were out on loan in exchange for $27,894,798 of cash collateral as of December 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $336,098,136, aggregate gross unrealized appreciation was $165,880,981, aggregate gross unrealized depreciation was $8,759,576 and the net unrealized appreciation was $157,121,405.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$436,038,402	$—	$—	$436,038,402
Exchange-Traded Fund	3,910,650	—	—	3,910,650
Short-Term Investments	53,270,489	—	—	53,270,489

Total Investments in Securities	$493,219,541	$—	$—	$493,219,541

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended December 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2017